UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2013

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.): [ ]is a restatement.
	[ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     GW & Wade, LLC
Address:  93 Worcester Street
	  Wellesley, MA 02481

Form 13F File Number: 28-6161

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Beth Lehman
Title: Chief Compliance Officer and General Counsel
Phone: 781-239-1188

Signature, Place, and Date of Signing:

Beth Lehman	Wellesley, MA     5/6/2013
[Signature]	[City, State]	  [Date]

Report Type (Check only one.):

[x]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)

[ ]13F COMBINATION REPORT. (Check here it a portion of
 the holdings for this reorting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   80

Form 13F Information Table Value Total:  $295,308
                                         (thousands)

List of Other Included Managers:  None

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         FORM 13F INFORMATION TABLE

Name of Issuer                            Title of Class    CUSIP       Value    SH/   Sh/  Put/  Inv	  Voting authority
                                                                       (x$1000)  Prn   PRN  Call  Dscrtn           None
										 amt

3m Company                                COM               88579Y101     4459  41940 SH          SOLE            41940
Abbvie Inc.				  COM		    00287Y109     2107  51666 SH          SOLE            51666
Acme Packet Inc                           COM               004764106    15571 532626 SH          SOLE            532626
AT&T Inc.                                 COM               00206R102     3965 108070 SH          SOLE            108070
Bank of America Corp                      COM               060505104      271  22269 SH          SOLE            22269
Blackrock Inc                             COM               09247X101     4601  17911 SH          SOLE            17911
Bristol Myers Squibb                      COM               110122108     4596 111572 SH          SOLE            111572
Chevron Texaco Corp                       COM               166764100     5513  46397 SH          SOLE            46397
Cisco Sys Inc                             COM               17275r102      393  18828 SH          SOLE            18828
Citigroup Inc                             COM NEW           172967424      575  13002 SH          SOLE            13002
Clorox                                    COM               189054109     4676  52818 SH          SOLE            52818
Coca Cola                                 COM               191216100      910  22501 SH          SOLE            22501
Colgate Palmolive                         COM               194162103     4836  40974 SH          SOLE            40974
Conocophillips                            COM               20825C104     3280  54582 SH          SOLE            54582
Consolidated Edison Hldg Co Inc           COM               209115104     2996  49088 SH          SOLE            49088
CVS Caremark Corp.                        COM               126650100      674  12262 SH          SOLE            12262
Dean Foods                                COM               242370104     1095  60380 SH          SOLE            60380
Dell Inc                                  COM               24702R101      341  23784 SH          SOLE            23784
Dupont                                    COM               263534109     3461  70395 SH          SOLE            70395
Eaton Vance Tax Managed Global            COM               27829F108      287  30832 SH          SOLE            30832
Energy Transfer Partners LP UT Ltd        UNIT LTD PARTN    29273R109     3637  71753 SH          SOLE            71753
Exxon Mobil Corp                          COM               30231G102     2410  26750 SH          SOLE            26750
Fifth Third Bancorp                       COM               316773100      224  13745 SH          SOLE            13745
General Dynamics                          COM               369550108     2984  42317 SH          SOLE            42317
General Electric                          COM               369604103     4442 192146 SH          SOLE            192146
Heinz                                     COM               423074103     2623  36296 SH          SOLE            36296
Honeywell Intl Inc.                       COM               438516106     4923  65331 SH          SOLE            65331
Intel Corp                                COM               458140100     3228 147816 SH          SOLE            147816
International Business Machines           COM               459200101     7121  33385 SH          SOLE            33385
International Paper Co                    COM               460146103     5387 115644 SH          SOLE            115644
Ishares S&P GSCI Commodity Indexed        DJ SEL DIV INX    464287168      746  22681 SH          SOLE            22681
Ishares Tr Dow Jones Epac Select          DJ INTL SEL DIVD  464288448     5075 148615 SH          SOLE            148615
Ishares Tr Dow Jones Select Divid Ind     DJ SEL DIV INX    464287168    22319 352040 SH          SOLE            352040
Ishares Tr Dow Jones US Real Estate       DJ US REAL EST    464287739     1193  17174 SH          SOLE            17174
Ishares Tr MSCI Eafe Index Fd             MSCI EAFE INDEX   464287465     3708  62876 SH          SOLE            62876
Ishares Tr MSCI Emerging Mkts             MSCI EMERG MKT    464287234     2561  59868 SH          SOLE            59868
Ishares Tr Russell 1000 Grth Index Fd     RUSSELL1000GRW    464287614    16295 228319 SH          SOLE            228319
Ishares Tr Russell 1000 Index Fd          RUSSELL 1000      464287622     3123  35810 SH          SOLE            35810
Ishares Tr Russell 1000 Vlue Index Fd     RUSSELL1000VAL    464287598     8562 105485 SH          SOLE            105485
Ishares Tr Russell 2000 Grth Index Fd     RUSL 2000 GROW    464287648     2621  24350 SH          SOLE            24350
Ishares Tr Russell 2000 Index Fd          RUSSELL 2000      464287655     2746  29079 SH          SOLE            29079
Ishares Tr Russell 2000 Value             RUSL 2000 VALU    464287630     2887  34451 SH          SOLE            34451
Ishares Tr Russell Midcap Grth Index      RUSSELL MCP GR    464287481     1678  24012 SH          SOLE            24012
Ishares Tr Russell Midcap Value Index     RUSSELL MCP VL    464287473      947  16622 SH          SOLE            16622
Ishares Tr S&P 500 Index Fd               PUT               464287953     1705  10833 SH          SOLE            10833
Ishares Tr S&P US Pfd Stk Index           US PFD STK IDX    464288687    15203 375195 SH          SOLE            375195
Johnson & Johnson                         COM               478160104     5095  62490 SH          SOLE            62490
JP Morgan Chase & Co                      COM               46625H100      603  12714 SH          SOLE            12714
Kimberly-Clark                            COM               494368103     4414  45054 SH          SOLE            45054
McDonalds Corp.                           COM               580135101     3430  34407 SH          SOLE            34407
Microsoft Corp.                           COM               594918104     3625 126725 SH          SOLE            126725
Nasdaq Prem Income & Growth Fd Inc        COM               63110r105     3111 192407 SH          SOLE            192407
Oracle Corp                               COM               68389X105      763  23605 SH          SOLE            23605
Paychex                                   COM               704326107     3097  88323 SH          SOLE            88323
Pepsico Inc                               COM               713448108     3976  50259 SH          SOLE            50259
Phillips 66                               COM               718546104     1108  15835 SH          SOLE            15835
Powershares Db Commodity Index            UNIT BEN INT      73935s105      284  10406 SH          SOLE            10406
Powershares QQQ Tr Unit Ser 1             UNIT SER 1        73935A104     1852  26847 SH          SOLE            26847
Procter & Gamble                          COM               742718109     5663  73482 SH          SOLE            73482
Qualcomm Inc.                             COM               747525103     1310  19576 SH          SOLE            19576
Rydex ETF Tr S&P 500 Equal                GUG S&P500 EQ WT  78355W106     1128  18921 SH          SOLE            18921
S&P 500 Depository Receipt                TR UNIT           78462F103     5525  35266 SH          SOLE            35266
Seagate Technology PLC                    SHS               G7945M107     3357  91834 SH          SOLE            91834
Select Sector SPDR Financial              SBI INT-FINL      81369Y605      642  35275 SH          SOLE            35275
Select Sector SPDR Technology             TECHNOLOGY        81369Y803      322  10648 SH          SOLE            10648
Southern Co.                              COM               842587107     2921  62257 SH          SOLE            62257
Sysco Corp.                               COM               871829107     4154 118110 SH          SOLE            118110
Unilever N V New                          N Y SHS NEW       904784709      711  17350 SH          SOLE            17350
Unilever Plc New Sons ADR                 SPON ADR NEW      904767704     3418  80915 SH          SOLE            80915
United Parcel Svc Inc                     CL B              911312106     4167  48506 SH          SOLE            48506
United Technologies                       COM               913017109     3497  37427 SH          SOLE            37427
Waste Management Inc                      COM               94106L109     3822  97466 SH          SOLE            97466
WisdomTree Tr Defa Fd                     DEFA FD           97717W703      546  11363 SH          SOLE            11363
WisdomTree Tr Divid Top 100 Fd            DIV EX-FINL FD    97717W406     1434  23141 SH          SOLE            23141
WisdomTree Tr High Yielding Equity Fd     EQTY INC ETF      97717W208      775  15140 SH          SOLE            15140
WisdomTree Tr Intl Largecap Divid Fd      INTL LRGCAP DV    97717W794      763  16575 SH          SOLE            16575
WisdomTree Tr Intl Midcap Divid Fd        INTL MIDCAP DV    97717W778      835  16065 SH          SOLE            16065
WisdomTree Tr Largecap Divid Fd           LARGECAP DIVID    97717W307    23302 395628 SH          SOLE            395628
WisdomTree Tr Midcap Divid Fd             INTL MIDCAP DV    97717W778     1352  20727 SH          SOLE            20727
WisdomTree Tr Total Divid Fd              TOTAL DIVID FD    97717W109     1351  22796 SH          SOLE            22796